INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Income (loss) before tax	$(18,466,962)	$(1,658,404)	$(4,843,325)
Income tax rate	27% and 23%	27% and 23%	27% and 23%
Expected income expense (recovery)	(4,889,258)	(460,055)	(1,325,208)
Permanent differences	971	(216,957)	1,224,524
Prior years reassessment of tax expense	-	-	-
Change in unrecognized deferred assets	(20,073)	43,428	(14,629)
Change in valuation allowance	4,600,864	542,633	102,162
Other	335,654	97,231	48,564
Total income tax expense	$28,159	$6,280	$35,413

Current income tax	$28,159	$6,280	$35,413
Deferred income tax	-	-	-
Total income tax expense	$28,159	$6,280	$35,413

SCHEDULE OF TEMPORARY DIFFERENCES OF DEFERRED TAX ASSETS AND LIABILITIES

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31, 2023	December 31, 2022
Deferred tax assets
Non-capital loss carry forwards - Canada	$5,245,659	$644,794
Non-capital loss carry forwards - Israel	-	-
	$5,245,659	$644,794
Valuation allowance	(5,245,659)	(644,794)
	$-	$-